S000090467 [Member] Expense Example - iShares Disciplined Volatility Equity Active ETF - iShares Disciplined Volatility Equity Active ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 504